11. INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Deferred tax assets
	2018	2017	2016
Loss carryforwards	$766,600	$763,000	$661,000
Capital losses	5,000	5,000	5,000
Office equipment	12,500	12,500	12,500
Oil & Gas properties	1,733,500	1,885,000	1,761,000
Asset retirement obligation	99,300	89,900	83,300
Deferred tax asset	2,616,900	2,755,400	2,522,800

Less valuation allowance	(2,616,900)	(2,755,400)	(2,522,800)
Deferred tax asset recognized	$–	$–	$–

Effective income tax rate schedule
	2018	2017	2016
Statutory federal income tax rate	-25%	-25%	-25%
Change in valuation allowance	-6%	20%	19%
Non-deductible change in fair value of derivative liability	-45%	-64%	-117%
Non-deductible accretion expense	2%	15%	1%
Effect of foreign exchange	74%	54%	122%
	0%	0%	0%